Parent Company Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended										12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents	$ 1,001,132					$ 1,262,806					$ 1,001,132		$ 1,262,806		$ 1,115,968
Accrued interest receivable and other assets	1,609,876					1,893,094					1,609,876		1,893,094
Assets	59,467,174					56,141,474					59,467,174		56,141,474
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings	552,143					589,814					552,143		589,814
Accrued expenses and other liabilities	1,059,888					1,155,643					1,059,888		1,155,643
Liabilities	53,377,021					50,362,974					53,377,021		50,362,974
Shareholders' equity	6,090,153					5,778,500					6,090,153		5,778,500		5,416,121	4,974,803
Total liabilities and shareholders' equity	59,467,174					56,141,474					59,467,174		56,141,474
Interest from
Other											139,260		138,165		157,347
Expense
Personnel costs											1,001,637		988,193		892,534
Other											141,385		199,219		189,630
Total Expense	446,009		423,336	445,865	442,793	470,628		458,303	444,269	462,676	1,758,003		1,835,876		1,728,500
Income (loss) before income taxes and equity in undistributed net income of subsidiaries	210,201		243,883	206,269	208,403	223,468		197,907	204,911	207,295	868,756		833,581		718,928
Income taxes	52,029		65,047	55,269	55,129	58,890		32,840	53,835	56,726	227,474		202,291		172,555
Increase (decrease) in undistributed net income of:
Net Income (Loss) Attributable to Parent	158,172		178,836	151,000	153,274	164,578		165,067	151,076	150,569	641,282		631,290		546,373
Statement of Income and Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent											(63,192)		22,946		23,733
Comprehensive Income, Net of Tax, Attributable to Parent											578,090		654,236		570,106
Operating activities
Net Income (Loss) Attributable to Parent	158,172		178,836	151,000	153,274	164,578		165,067	151,076	150,569	641,282		631,290		546,373
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation and amortization											281,545		274,572		282,105
Net cash provided by (used for) operating activities											1,013,245		1,002,130		1,594,787
Investing activities
Net cash provided by (used for) investing activities											(4,240,333)		(1,082,978)		(1,304,706)
Cash Acquired from Acquisition											0		40,258		0
Financing activities
Payment of borrowings											55,279		(939,979)		(580,335)
Dividends paid on preferred stock											(31,869)		(31,719)		(30,813)
Dividends paid on common stock											(150,608)		(137,616)		(61,591)
Dividends Paid															(92,404)
Repurchase of common stock											(124,995)		(148,881)		0
Repurchase of Warrant to the Treasury											0		0		(49,100)
Other, net											12,376		(1,237)		(1,963)
Net cash provided by (used for) financing activities											2,965,414		227,686		(22,001)
Cash and Cash Equivalents, Period Increase (Decrease)											(261,674)		146,838		268,080
Cash and cash equivalents at beginning of period					1,262,806					1,115,968	1,262,806		1,115,968		847,888
Cash and cash equivalents at end of period	1,001,132					1,262,806					1,001,132		1,262,806		1,115,968
Supplemental disclosures:
Interest paid											155,832		231,897		357,212
Parent Company [Member]
Assets
Cash and cash equivalents	966,065					921,471					966,065		921,471		917,954
Due from The Huntington National Bank	246,841	[1]				207,414	[1]				246,841	[1]	207,414	[1]
Due from non-bank subsidiaries	57,747					78,006					57,747		78,006
Investment in The Huntington National Bank	5,537,582					4,754,886					5,537,582		4,754,886
Investment in non-bank subsidiaries	587,388					774,055					587,388		774,055
Accrued interest receivable and other assets	286,036					119,647					286,036		119,647
Assets	7,681,659					6,855,479					7,681,659		6,855,479
LIABILITIES AND SHAREHOLDERS' EQUITY
Short-term borrowings	0					0					0		0
Long-term borrowings	1,034,266					662,894					1,034,266		662,894
Accrued expenses and other liabilities	557,240					414,085					557,240		414,085
Liabilities	1,591,506					1,076,979					1,591,506		1,076,979
Shareholders' equity	6,090,153	[2]				5,778,500	[2]				6,090,153	[2]	5,778,500	[2]
Total liabilities and shareholders' equity	7,681,659					6,855,479					7,681,659		6,855,479
Dividends from
The Huntington National Bank											0		0		0
Non-bank subsidiaries											55,473		36,450		68,491
Interest from
The Huntington National Bank											6,598		38,617		80,024
Non-bank subsidiaries											3,129		5,420		8,741
Other											2,148		1,409		1,231
Total Income											67,348		81,896		158,487
Expense
Personnel costs											52,846		42,745		37,630
Interest on borrowings											20,739		28,926		35,295
Other											36,728		35,415		37,122
Total Expense											110,313		107,086		110,047
Income (loss) before income taxes and equity in undistributed net income of subsidiaries											(42,965)		(25,190)		48,440
Income taxes											(22,298)		(12,565)		(2,773)
Income before equity in undistributed net income of subsidiaries											(20,667)		(12,625)		51,213
Increase (decrease) in undistributed net income of:
The Huntington National Bank											692,392		653,615		539,112
Non-bank subsidiaries											(30,443)		(9,700)		(43,952)
Net Income (Loss) Attributable to Parent											641,282		631,290		546,373
Operating activities
Net Income (Loss) Attributable to Parent											641,282		631,290		546,373
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed net income of subsidiaries											(718,144)		(688,149)		(567,566)
Depreciation and amortization											513		265		566
Other, net											15,965		60,446		27,220
Net cash provided by (used for) operating activities											(60,384)		3,852		6,593
Investing activities
Repayments from subsidiaries											285,792		591,923		(39,586)
Advances to subsidiaries											(249,050)		(36,126)		485,863
Net cash provided by (used for) investing activities											36,742		555,797		446,277
Financing activities
Proceeds from Issuance of Long-term Debt											400,000		0		0
Payment of borrowings											(50,000)		(236,885)		(5,100)
Dividends Paid											(182,476)		(169,335)
Repurchase of common stock											(124,995)		(148,881)		0
Proceeds from (Repurchase of) Redeemable Preferred Stock											0		0		0
Proceeds from Issuance of Common Stock											0		0		0
Repurchase of Warrant to the Treasury											0		0		(49,100)
Other, net											25,707		(1,031)		(3,479)
Net cash provided by (used for) financing activities											68,236		(556,132)		(150,083)
Cash and Cash Equivalents, Period Increase (Decrease)											44,594		3,517		302,787
Cash and cash equivalents at beginning of period					921,471					917,954	921,471		917,954		615,167
Cash and cash equivalents at end of period	966,065					921,471					966,065		921,471		917,954
Supplemental disclosures:
Interest paid											$ 20,739		$ 28,926		$ 35,295

[1]	(1) Related to subordinated notes described in Note 12.
[2]	(2) See Consolidated Statements of Changes in Shareholders’ Equity.